Fees Summary	Aug. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 745,000
Previously Paid Amount	0.00
Total Fee Amount	109.96
Total Offset Amount	0.00
Net Fee	109.96
Narrative - Max Aggregate Offering Price	$ 745,000
Final Prospectus	true